Income Taxes (Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
US Federal	$ (203)	$ (126)	$ (283)
State	17	25	40
Total current	(186)	(101)	(243)
Deferred:
US Federal	(1,414)	(2,507)	(1,027)
State	(70)	(11)	(1)
Total deferred	(1,484)	(2,518)	(1,028)
Income tax benefit	$ (1,670)	$ (2,619)	$ (1,271)